SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property, Plant and Equipment, estimated useful lives
Estimated Useful Lives
Computer and other equipment	3 years
Vehicle	5 years

Estimated Useful Lives
Computer and other equipment	3 years
Vehicle	5 years

Schedule of Property, Plant and Equipment
	November 30, 2019	August 31, 2019
Computer Equipment	$2,467	$2,467
Vehicle	2,977	2,977
Other	3,587	3,587
Accumulated depreciation	(3,099)	(2,446)
Net book value	$5,932	$6,585

	August 31, 2019	August 31, 2018
Computer Equipment	$2,467	$2,466
Vehicle	2,977	-
Other	3,587	-
Accumulated depreciation	(2,446)	(529)
Net book value	$6,585	$1,937

Schedule of inventories
Type	November 30, 2019	August 31, 2019
Raw Materials	$119,477	$19,477
Packaging Materials	5,091	6,558
Gridiron Water & Concentrates	126,104	126,773
Gridiron Capsules	31,870	32,044
Gummy and Other Products	17,153	18,711

Total Inventory	$299,695	$203,563

Type	August 31, 2019	August 31, 2018
Raw Materials	$19,477	$33,010
Packaging Materials	6,558	1,860
Gridrion Water & Concentrates	126,773	10,566
Gridiron Capsules	32,044	1,233
Gummy and Other Products	18,710	6,440

Total Inventory	$203,563	$53,110